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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/09
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holding entries

Institutional Investment Manager Filing this Report:

   Name:         Harvest Fund Advisors LLC
                 --------------------------------
   Address:      485 Devon Park Drive, Suite 110,
                 --------------------------------
                 Wayne PA 19087
                 --------------------------------

Form 13F File Number: 028-13436
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:      Harvest Fund Advisors LLC

Name:    Anthony J. Merhige
         -------------------------------
Title:   CAO & General Counsel
         -------------------------------
Phone:   (610) 341-9700
         -------------------------------

Signature, Place, and Date of Signing:

       /s/Anthony J. Merhige              Wayne, PA       February 16, 2010
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 51
                                        --------------------

Form 13F Information Table Value Total: $189,198
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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HARVEST FUND ADVISORS LLC FORM 13F INFORMATION TABLE

                                                                                                           VOTING AUTHORITY
                                                                MARKET            INVESTMENT  OTHER     ----------------------
       NAME OF ISSUER            TITLE OF CLASS     CUSIP    VALUE (000s) SHARES  DISCRETION MANAGERS     SOLE  SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------
ALLIANCE HOLDINGS GP LP           COM UNITS LP    01861G100            69    2500    Sole           0      2500      0      0
AMERIGAS PARTNERS-LP               UNIT LP INT    030975106           558   14200    Sole           0     14200      0      0
ATLAS PIPELINE PARTNERS LP         UNIT LP INT    049392103            22    2220    Sole           0      2220      0      0
ATLAS ENERGY INC                       SHS        049298102          1311   43512    Sole           0     43512      0      0
BLUEKNIGHT ENERGY PARTNERS LP     COM UNITS LP    09625U109          3438  391118    Sole           0    391118      0      0
BREITBURN ENERGY PARTNERS LP     COM UT LTD PTN   106776107             6     600    Sole           0       600      0      0
BUCKEYE PARTNERS LP                COM UNIT LP    118230101          2614   48000    Sole           0     48000      0      0
COPANO ENERGY LLC-UNITS             COM UNITS     217202100          1579   66025    Sole           0     66025      0      0
CROSSTEX ENERGY LP                     COM        22765U102          1242  144469    Sole           0    144469      0      0
DCP MIDSTREAM PARTNERS LP        COM UT LTD PTN   23311P100           700   23659    Sole           0     23659      0      0
EAGLE ROCK ENERGY PARTNERS            UNIT        26985R104          5815 1004290    Sole           0   1004290      0      0
EL PASO PIPELINE PARTNERS LP      COM UNIT LPI    283702108         11126  428587    Sole           0    428587      0      0
ENBRIDGE ENERGY PARTNERS LP            COM        29250R106          2690   50103    Sole           0     50103      0      0
ENCORE ENERGY PARTNERS-LP           COM UNIT      29257A106          1605   81000    Sole           0     81000      0      0
ENERGY TRANSFER EQUITY LP        COM UT LTD PTN   29273V100         12378  404760    Sole           0    404760      0      0
ENERGY TRANSFER PARTNERS LP      UNIT LTD PARTN   29273R109          1776   39500    Sole           0     39500      0      0
ENTERPRISE GP HOLDINGS LP          UNIT LP INT    293716106          1741   44666    Sole           0     44666      0      0
ENTERPRISE PRODUCTS PARTNERS           COM        293792107          7095  225899    Sole           0    225899      0      0
EV ENERGY PARTNER LP                COM UNITS     26926V107           874   28900    Sole           0     28900      0      0
FERRELLGAS PARTNERS-LP           UNIT LTD PARTN   315293100          2267  107290    Sole           0    107290      0      0
GENESIS ENERGY LP                UNIT LTD PARTN   371927104            19    1000    Sole           0      1000      0      0
HOLLY ENERGY PARTNERS LP         COM UT LTD PTN   435763107          4380  109931    Sole           0    109931      0      0
INERGY HOLDINGS LP                     COM        45661Q107          3764   64071    Sole           0     64071      0      0
INERGY LP                         UNIT LTD PTNR   456615103           884   24785    Sole           0     24785      0      0
K-SEA TRANSPORTATION PARTNER           COM        48268Y101          1780  153752    Sole           0    153752      0      0
KINDER MORGAN ENERGY PRTNRS      UT LTD PARTNER   494550106          4036   66181    Sole           0     66181      0      0
KINDER MORGAN MANAGEMENT LLC           SHS        49455U100          9294  170100    Sole           0    170100      0      0
LEGACY RESERVES LP                 UNIT LP INT    524707304          1760    8950    Sole           0      8950      0      0
LINN ENERGY LLC-UNITS             UNIT LTD LIAB   536020100          3970  142402    Sole           0    142402      0      0
MAGELLAN MIDSTREAM PARTNERS          COM LP       559080106         10662  246057    Sole           0    246057      0      0
MARKWEST ENERGY PARTNERS LP      UT LTD PARTNER   570759100          8135  277921    Sole           0    277921      0      0
NUSTAR ENERGY LP                    UNIT COM      67058H102             3      48    Sole           0        48      0      0

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
NUSTAR GP HOLDINGS LLC           UNIT RESTG LLC   67059L102           684   25392    Sole           0     25392      0      0
ONEOK PARTNERS LP                UNIT LTD PARTN   68268N103           792   12715    Sole           0     12715      0      0
PIONEER SOUTHWEST ENERGY PAR       UNIT LP INT    72388B106           449   20000    Sole           0     20000      0      0
PLAINS ALL AMER PIPELINE LP      UNIT LTD PARTN   726503105         16254  307542    Sole           0    307542      0      0
PENN VIRGINIA RESOURCE PARTN           COM        707884102           213    9900    Sole           0      9900      0      0
QUICKSILVER GAS SERVICES LP       COM UNITS LPI   74839G106           847   40400    Sole           0     40400      0      0
REGENCY ENERGY PARTNERS LP        COM UNITS LP    75885Y107          7257  346373    Sole           0    346373      0      0
SPECTRA ENERGY PARTNERS LP             COM        84756N109          3090  104485    Sole           0    104485      0      0
SEMGROUP ENERGY PARTNERS LP       COM UNITS LP    81662W108          2817  471818    Sole           0    471818      0      0
SUBURBAN PROPANE PARTNERS LP     UNIT LTD PARTN   864482104             9     200    Sole           0       200      0      0
SUNOCO LOGISTICS PARTNERS LP        COM UNITS     86764L108         13556  202668    Sole           0    202668      0      0
TEEKAY LNG PARTNERS LP            PRTNRSP UNITS   Y8564M105          4597  173675    Sole           0    173675      0      0
TEEKAY OFFSHORE PARTNERS LP      PARTNERSHIP UN   Y8565J101          1809   90660    Sole           0     90660      0      0
TARGA RESOURCES PARTNERS LP         COM UNIT      87611X105          4792  197123    Sole           0    197123      0      0
TC PIPELINES LP                  UT COM LTD PRT   87233Q108          2874   78000    Sole           0     78000
VANGUARD NATURAL RESOURCES          COM UNIT      92205F106           993   45000    Sole           0     45000      0      0
WESTERN GAS PARTNERS LP          COM UNIT LP INT  958254104         10754  551776    Sole           0    551776      0      0
WILLIAMS PARTNERS LP               COM UNIT LP    96950F104          6502  211988    Sole           0    211988      0      0
WILLIAMS PIPELINE PARTNERS L     COM UNIT LP INT  96950K103          3316  139320    Sole           0    139320      0      0

                                                                   189198